PROPERTY, PLANT AND EQUIPMENT (Schedule of Additional Information on Right-of-use Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 5,227	$ 10,086
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,562
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(3,976)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	5,220
Buildings [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,523
Buildings [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(3,913)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	7
Computer equipment [member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	39
Computer equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ (63)